Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivable	The Company’s accounts receivable at June 30, 2023 and September 30, 2022 was as follow:
	June 30, 2023	September 30, 2022
Accounts receivable	$268,180	$419,951
Reserve for doubtful accounts	-	-
	$268,180	$419,951
The Company’s accounts receivable at September 30, 2022 and 2021 is as follow:
	September 30, 2022	September 30, 2021
Accounts receivable	$419,951	$128,386
Reserve for doubtful accounts	-	-
	$419,951	$128,386